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Ohio National Financial Services

One Financial Way

Cincinnati, Ohio 45242

VIA EDGAR CORRESPONDENCE

January 4, 2016

Mr. Alberto Zapata

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-0506

Re:	Ohio National Fund, Inc., File Nos. 811-3015 and 2-67464

Dear Mr. Zapata:

On December 28, 2015, Ohio National Fund, Inc. (the “Registrant”), filed a Preliminary Proxy Statement on Schedule 14A regarding the proposed liquidation of Ohio National Fund, Inc.’s Money Market Portfolio (the “Portfolio”). In a conversation with the undersigned on December 29, 2015, you provided comments to the Preliminary Proxy Statement. Please find below Registrant’s response to those comments. Registrant will give effect to changes made in response to Staff comments by means of a Definitive Proxy Statement on Schedule 14A.

Comment 1. We note that the Proxy Materials do not contain Proxy Card or the statement of the date on which definitive copies are intended to be released to the shareholders.

Response. The Registrant is attaching the Proxy Card along with this correspondence. The approximate mailing date of the Proxy Materials is January 25, 2016.

Comment 2. We note that the Proxy Materials do not contain a disclosure that the Replacement Portfolio is not affiliated with the Registrant.

Response. The Registrant will include the following disclosure regarding the Replacement Portfolio’s relationship with the Registrant:

The Replacement Portfolio is not affiliated with the Fund.

Comment 3. We note that the Replacement Portfolio involves a new 12b-1fee that was not applicable under the Portfolio. Please provide full disclosure consistent with Item 22(a)(3)(iv) of Schedule 14A, including examples. Further, please include a disclosure to clarify that Separate Account expenses are not reflected in the fee table provided.

Response. The Registrant will include the following disclosure in the Proxy Statement in response to the Staff’s comment:

Comparison of Current Portfolio and Replacement Portfolio Expenses

The following table describes the shareholder fees and annual operating expenses that you may pay if you buy and hold shares of the Portfolio, as compared with the shareholder fees and expenses that you may pay if you buy and hold shares of the Replacement Portfolio.

Shareholder Fees (fees paid directly from your account): Not applicable

The Portfolio and the Replacement Portfolio have no sales charges, redemption fees, exchange fees or account fees. Those kinds of fees may be charged in connection with Variable Contracts issued by ONLI, ONLAC or NSLAC. Please read your Variable Contract prospectus for a description of its fees and expenses.

The following chart compares the annual fund operating expenses of the Portfolio and the Replacement Portfolio for the one-year period ended in December 31, 2014. The fee table below does not reflect Separate Account expenses, including sales load.

Portfolio	Management Fee	Distribution and/or Service (12b-1) fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses
Ohio National Money Market Portfolio	0.27%	0.00%	0.06%	0.02%	0.35%
Fidelity® VIP Government Money Market Portfolio – Service Class	0.17%	0.10%	0.08%	N/A	0.35%

Example

This example is intended to help you compare the cost of investing your Variable Contract assets in the Portfolio or the Replacement Portfolio with the cost of investing them in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio or the Replacement Portfolio for the time period indicated. The example also assumes your investment has a 5% return each year and that the Portfolio’s or Replacement Portfolio’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of Variable Contracts nor any expense waivers or reimbursements. These costs would be higher if Variable Contract charges were added. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
Ohio National Money Market Portfolio	$36	$113	$197	$443
Fidelity® VIP Government Money Market Portfolio – Service Class	$36	$113	$197	$443

Comment 4. We note that the Proxy Materials include a table for the annual return rate of the Portfolio and the Replacement Portfolio for the last five years that does not begin with 2015 data.

Response. The Registrant will add an additional column for 2015 and remove the column for 2010 to show the annual return rate of the Portfolio and the Replacement Portfolio.

Registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. Registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me at (513) 794-6779 should you have any questions.

Sincerely,

/s/ Emily Bae

Emily Bae

Senior Assistant Counsel